Fair Value Measurements - Significant inputs as of the valuation dates (Details) - Forward Purchase Agreements	Dec. 31, 2023 $ / shares	Jul. 21, 2023 $ / shares
Stock Price
Fair Value Measurements
Forward purchase agreements, measurement input	7.20	10.84
Expected volatility
Fair Value Measurements
Forward purchase agreements, measurement input	0.5200	0.5500
Risk-free interest rate
Fair Value Measurements
Forward purchase agreements, measurement input	0.0448	0.0482
Expected life (in years)
Fair Value Measurements
Forward purchase agreements, measurement input	1.56	2